EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 25, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2006 of the EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in connection with the Prospectus or Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with information about a name change to the EQ/Bear Stearns Small Company Growth Portfolio.

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Effective on or about August 25, 2006, each reference in the Prospectus and Statement of Additional Information to the name of the Portfolio below is replaced with the corresponding new name set forth in the table below:

Current Name	New Name
EQ/Bear Stearns Small Company Growth Portfolio	EQ/Small Company Growth Portfolio